Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Total		Capital stock		Treasury shares		Initial public offering expenses		Reserves		Capital stock issue discount		Currency translation adjustment		Retained earnings		Non-controlling interest	Acquisition reserve
Beginning balance at Dec. 31, 2018		$ 7,484,576	$ 6,393,255	[1]	$ 2,004,743	[1],[2]	$ (150,000)	[1],[2]	$ (23,295)	[1]	$ 1,385,701	[1],[3]	$ (2,324,866)	[1],[4]	$ (2,702,477)	[1]	$ 8,203,449	[1]	$ 1,091,321
Changes in equity [abstract]
Profit for the year		630,045	564,269	[1]													564,269	[1]	65,776
Other comprehensive income (loss) for the period
Currency translation adjustment		(61,925)	(57,569)	[1]											(57,569)	[1]			(4,356)
Remeasurement of post employment benefit obligations		(67,207)	(60,730)	[1]							(60,730)	[1],[3]							(6,477)
Cash flow hedges and others, net of tax		(525)	(268)	[1]							(268)	[1],[3]							(257)
Others		(202)	(229)	[1]							(229)	[1],[3]							27
Total comprehensive income for the year		500,186	445,473	[1]							(61,227)	[1],[3]	0	[1],[4]	(57,569)	[1]	564,269	[1]	54,713
Dividends paid in cash	[5]	(235,569)	(235,569)	[1]													(235,569)	[1]	0
Dividends paid in cash to non-controlling interest	[6]	(28,530)																	(28,530)
Acquisition of non-controlling interest	[7]	(5,790)	8,506	[1]							8,506	[1],[3]							(14,296)
Ending balance at Dec. 31, 2019		$ 7,714,873	6,611,665	[8]	2,004,743	[1],[2],[9]	$ (150,000)	[1],[2],[9]	(23,295)	[1]	1,332,980	[3],[8],[10]	(2,324,866)	[1],[4]	(2,760,046)	[8]	8,532,149	[8]	1,103,208
Other comprehensive income (loss) for the period
Dividends paid, per share (in dollars per share)		$ 0.12
Dividends paid, USD per ADS (in dollars per share)		$ 1.20
Dividends not paid on Treasury Shares		$ 5,000
Number of shares authorised (in shares)		3,500,000,000
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates							41,666,666
Legal reserve		$ 200,500
Undistributable reserve		1,400,000
Other reserves																				$ (80,000)
Profit for the year		867,871	778,468	[8]													778,468	[8]	89,403
Currency translation adjustment		(108,919)	(100,983)	[8]											(100,983)	[8]			(7,936)
Remeasurement of post employment benefit obligations		(11,036)	(9,340)	[8]							(9,340)	[8],[10]							(1,696)
Cash flow hedges and others, net of tax		(186)	(95)	[8]							(95)	[8],[10]							(91)
Others		(2,436)	(1,383)	[8]							(1,383)	[8],[10]							(1,053)
Total comprehensive income for the year		745,294	666,667	[8]							(10,818)	[8],[10]	0	[8],[11]	(100,983)	[8]	778,468	[8]	78,627
Acquisition of non-controlling interest	[12]	(17,014)	7,783	[8]							7,783	[8],[10]							(24,797)
Ending balance at Dec. 31, 2020		$ 8,443,153	7,286,115	[8]	2,004,743	[8],[9],[13]	$ (150,000)	[9],[13],[14]	(23,295)	[8]	1,329,945	[8],[10],[15]	(2,324,866)	[14],[16]	(2,861,029)	[8]	9,310,617	[14]	1,157,038
Other comprehensive income (loss) for the period
Number of shares authorised (in shares)		3,500,000,000
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates							41,666,666
Legal reserve		$ 200,500
Undistributable reserve		1,400,000
Other reserves																				(72,200)
Profit for the year		4,367,191	3,825,068	[14]													3,825,068	[14]	542,123
Currency translation adjustment		(40,481)	(37,564)	[14]											(37,564)	[14]			(2,917)
Remeasurement of post employment benefit obligations		34,474	30,447	[14]							30,447	[14],[15]							4,027
Cash flow hedges and others, net of tax		195	100	[14]							100	[14],[15]							95
Others		555	134	[14]							134	[14],[15]							421
Total comprehensive income for the year		4,361,934	3,818,185	[14]							30,681	[14],[15]	0		(37,564)	[14]	3,825,068	[14]	543,749
Dividends paid in cash	[17]	(569,292)	(569,292)	[14]													(569,292)	[14]	0
Acquisition of non-controlling interest	[12]	(757)	11	[14]							11	[14],[15]							(768)
Ending balance at Dec. 31, 2021		$ 12,235,038	$ 10,535,019	[14]	$ 2,004,743	[13],[14]	$ (150,000)	[13],[14]	$ (23,295)	[14]	$ 1,360,637	[14],[15]	$ (2,324,866)	[14],[16]	$ (2,898,593)	[14]	$ 12,566,393	[14]	$ 1,700,019
Other comprehensive income (loss) for the period
Dividends paid, per share (in dollars per share)		$ 0.29
Dividends paid, USD per ADS (in dollars per share)		$ 2.90
Dividends not paid on Treasury Shares		$ 12,100
Number of shares authorised (in shares)		3,500,000,000
Par value per share (in dollars per share)		$ 1.00
Number of shares issued (in shares)		2,004,743,442
Number of shares in entity held by entity or by its subsidiaries or associates							41,666,666
Legal reserve		$ 200,500
Undistributable reserve		$ 1,400,000
Other reserves																				$ (72,200)

[1]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[2]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2019, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2019, the Company held 41,666,666 shares as treasury shares.
[3]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion and reserves related to the acquisition of non-controlling interest in subsidiaries for $(80.0) million.
[4]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[5]	Represents $0.12 per share ($1.20 per ADS). Related to the dividends distributed on May 6, 2019, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $5.0 million were included in equity as deduction of dividend paid.
[6]	Corresponds to the dividends paid by Ternium Argentina S.A.
[7]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A..
[8]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[9]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2020, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2020, the Company held 41,666,666 shares as treasury shares.
[10]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.2) million.
[11]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[12]	Corresponds to the acquisition of non-controlling interest participation of Ternium Argentina S.A..
[13]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2021, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2021, the Company held 41,666,666 shares as treasury shares.
[14]	Shareholders’ equity is determined in accordance with accounting principles generally accepted in Luxembourg.
[15]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, and reserves related to the acquisition of non-controlling interest in subsidiaries for $(72.2) million.
[16]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[17]	Represents $0.29 per share ($2.90 per ADS). Related to the dividends distributed on May 3 and on November 2, 2021, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.1 million were included in equity as deduction of dividend paid.